SHAREHOLDERS' EQUITY (Detail Textuals 1) - USD ($)																		1 Months Ended																									9 Months Ended		12 Months Ended
	Dec. 12, 2016	Dec. 11, 2016	Nov. 11, 2016	Oct. 11, 2016	Sep. 11, 2016	Aug. 11, 2016	Aug. 09, 2016	Jul. 11, 2016	May 09, 2016	Apr. 14, 2016	Mar. 14, 2016	Dec. 07, 2015	Dec. 01, 2015	Aug. 14, 2015	Jul. 15, 2015	Mar. 13, 2015	Mar. 01, 2015	Mar. 20, 2017	Jan. 16, 2017	Oct. 20, 2016	Oct. 19, 2016	Oct. 17, 2016	Sep. 26, 2016	Aug. 31, 2016	Jul. 19, 2016	Jun. 29, 2016	Apr. 18, 2016	Mar. 25, 2016	Mar. 23, 2016	Mar. 22, 2016	Feb. 29, 2016	Jan. 22, 2016	Jan. 19, 2016	Jan. 17, 2016	Nov. 30, 2015	Nov. 17, 2015	Oct. 16, 2015	Aug. 31, 2015	May 31, 2015	Apr. 15, 2015	Mar. 31, 2015	Mar. 23, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Shareholders Equity [Line Items]
Common stock issued for services (in shares)														166,560
Value of common stock issued for services																																											$ 566,930		$ 465,424	$ 528,227
Common shares issued for cash																																											824,000		50,000	418,000
Proceeds from notes payable																																													675,000	36,100
Repayments of note payable																																											230,526	$ 4,539	208,223	$ 2,838
Value of conversion of debt																																											$ 566,930
Fmw Media Works [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)												125,000
Value of common stock issued for services												$ 47,500
Shares issued price per share (in dollars per share)												$ 0.38
Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member] | Securities Purchase Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																														50,000
Value of common stock issued for services																														$ 23,500
Shares issued price per share (in dollars per share)																														$ 0.47
Proceeds from notes payable	$ 275,000																				$ 275,000									$ 272,500
Repayments of note payable	$ 240,000																				$ 240,000									$ 250,000
Original issue discount percentage	10.00%																				10.00%									9.00%
Kodiak Capital Group, Llc [Member] | Two Million Dollar Equity Financing Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																	300,000
Value of common stock issued for services																																	$ 120,000
Shares issued price per share (in dollars per share)																																	$ 0.40
Percentage of market price																																	80.00%
Emerging Growth, Llc [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																125,000
Value of common stock issued for services																																$ 43,750
Shares issued price per share (in dollars per share)																																$ 0.35
Smallcapvoice Com [Member] | Consulting Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																									25,000	25,000
Value of common stock issued for services																																										$ 12,500
Shares issued price per share (in dollars per share)																																										$ 0.50
Cash paid for services																																									$ 25,000	$ 25,000
Chuck Rifici Holdings Inc [Member]
Shareholders Equity [Line Items]
Proceeds from notes payable																							$ 225,500
Repayments of note payable																		$ 252,917					$ 204,000
Original issue discount percentage																							10.00%
Value of conversion of debt																		$ 100,000
Conversion of debt, shares issued																		333,333
Warrant term																							1 year
Firstfire Global Opportunities Fund Llc [Member] | Securities Purchase Agreement [Member]
Shareholders Equity [Line Items]
Repayments of note payable																		$ 252,917
Value of conversion of debt																		$ 100,000																											$ 203,319
Conversion of debt, shares issued																		333,333																											2,581,561
Rockwell Capital Partners Inc [Member] | Securities Purchase Agreement [Member]
Shareholders Equity [Line Items]
Repayments of note payable																																													$ 203,441
Common Stock [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																														836,000
Value of common stock issued for services																																														$ 418,000
Shares issued price per share (in dollars per share)																																														$ 0.50
William Jamieson [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)									83,280
Value of common stock issued for services									$ 54,049
Shares issued price per share (in dollars per share)									$ 0.649
Consultant [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)		58,411	41,118	89,928	62,846	48,704		50,403			11,330		7,063									9,800						5,000										12,000
Value of common stock issued for services		$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000		$ 25,000			$ 4,986		$ 3,178									$ 2,940						$ 1,800										$ 6,600
Shares issued price per share (in dollars per share)		$ 0.4280	$ 0.6080	$ 0.27	$ 0.3978	$ 0.513355		$ 0.496044			$ 0.44		$ 0.45									$ 0.30						$ 0.36										$ 0.55
Pawel Hardej [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)							20,820												145,740
Value of common stock issued for services							$ 13,512
Shares issued price per share (in dollars per share)							$ 0.64950
President [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																			62,460					20,820
Value of common stock issued for services																								$ 12,287
Shares issued price per share (in dollars per share)																								$ 0.590246
President [Member] | Executive Employment Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)														355,060
Value of common stock issued for services														$ 164,393
Shares issued price per share (in dollars per share)														$ 0.46
John Zimmerman [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																			41,640	20,820					20,820		20,820							20,820
Value of common stock issued for services																				$ 9,577					$ 14,366		$ 9,369							$ 9,369
Shares issued price per share (in dollars per share)																				$ 0.46					$ 0.6946		$ 0.45							$ 0.45
John Zimmerman [Member] | Executive Employment Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)										100,000
Value of common stock issued for services										$ 66,000
Shares issued price per share (in dollars per share)										$ 0.66
Legal Counsel [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																										125,000										125,000
Value of common stock issued for services																										$ 68,738										$ 56,250
Shares issued price per share (in dollars per share)																										$ 0.549										$ 0.45
Us Accredited Investor [Member]
Shareholders Equity [Line Items]
Shares issued price per share (in dollars per share)																													$ 0.50
Common shares issued for cash (in shares)																													100,000
Common shares issued for cash																													$ 50,000
John Choo And William Jamieson [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																															41,640
Value of common stock issued for services																															$ 14,574
Shares issued price per share (in dollars per share)																															$ 0.35
Employees And Consultants [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																							106,500
Value of common stock issued for services																																							$ 54,315
Shares issued price per share (in dollars per share)																																							$ 0.51
Chief Executive Officer [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																							50,000
Value of common stock issued for services																																							$ 25,500
Shares issued price per share (in dollars per share)																																							$ 0.51
Stock Incentive 2015 [Member] | William Jamieson [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																			20,820			20,820	20,820
Value of common stock issued for services																																			$ 6,246			$ 11,451	$ 10,618
Shares issued price per share (in dollars per share)																																			$ 0.30			$ 0.55	$ 0.51
Common stock awarded to director																	166,560
Term of agreement																	2 years
Stock Incentive 2015 [Member] | President [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)																																			20,820			20,820	20,820
Value of common stock issued for services																																			$ 6,246			$ 11,451	$ 10,618
Shares issued price per share (in dollars per share)																																			$ 0.30			$ 0.55	$ 0.51
Common stock awarded to director																166,560
Term of agreement																2 years
Stock Incentive 2015 [Member] | John Zimmerman [Member] | Director Agreement [Member]
Shareholders Equity [Line Items]
Common stock issued for services (in shares)															20,820																						20,820
Value of common stock issued for services															$ 9,369																						$ 9,992
Shares issued price per share (in dollars per share)															$ 0.45																						$ 0.48
Common stock awarded to director																																								166,560
Term of agreement																																								2 years